DISPOSITION OF BUSINESSES Disposition of Businesses - Additional Information (Details) - USD ($) $ in Millions			3 Months Ended		6 Months Ended
	Feb. 06, 2020	Jan. 14, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Feb. 15, 2020	Feb. 07, 2019
Disclosure of subsidiaries [line items]
Proceeds From Partial Disposition Of Subsidiaries To Non-Controlling Interest, Net Of Taxes			$ 0	$ 0	$ 168	$ 165
Colombian Regulated Distribution Operation [Member]
Disclosure of subsidiaries [line items]
Disposal of ownership interest, percentage		17.00%
Proceeds from Disposition of Subsidiary		$ 88
Gain (Loss) on Disposition of Business		36
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity					61
Reclassification adjustments on cash flow hedges, net of tax		44
Chilean toll roads
Disclosure of subsidiaries [line items]
Disposal of ownership interest, percentage	33.00%							33.00%
Gain (Loss) on Disposition of Business	$ 140
Reclassification adjustments on cash flow hedges, net of tax					44	$ 38
Proceeds From Partial Disposition Of Subsidiaries To Non-Controlling Interest, Net Of Taxes	$ 170
North American Rail Operation
Disclosure of subsidiaries [line items]
Disposal of ownership interest, percentage							51.00%
Proceeds from Disposition of Subsidiary							$ 40
Gain (Loss) on Disposition of Business					$ 0
Deferred consideration, acquisition-date fair value							195
Consortium | Colombian Regulated Distribution Operation [Member]
Disclosure of subsidiaries [line items]
Proceeds from Disposition of Subsidiary		495
Gain (Loss) on Disposition of Business		$ 197
Consortium | North American Rail Operation
Disclosure of subsidiaries [line items]
Proceeds from Disposition of Subsidiary							$ 420